Related Party Transactions (Details) - USD ($)			1 Months Ended		3 Months Ended	4 Months Ended
	Dec. 07, 2020	Sep. 11, 2020	Nov. 20, 2020	Sep. 15, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Dec. 10, 2020
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares (in Dollars)						$ 25,000
Promissory note, description					Up to 500,000 Founder Shares and 750,000 alignment shares are subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part so that the Founder Shares and alignment shares will represent 10% and 15%, respectively, of the Company’s issued and outstanding shares of common stock after the Initial Public Offering.	Up to 500,000 Founder Shares and 750,000 alignment shares are subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part so that the Founder Shares and alignment shares will represent 10% and 15%, respectively, of the Company’s issued and outstanding shares of common stock after the Initial Public Offering.
Price per share (in Dollars per share)						$ 10.41		$ 10.30
Office space and administrative support expenses (in Dollars)	$ 10,000
Services fees (in Dollars)						$ 7,742
Accrued expenses (in Dollars)		$ 300,000			$ 10,000
Promissory note, outstanding (in Dollars)								$ 83,686
Note repaid (in Dollars)							$ 83,686
Price per warrant (in Dollars per share)					$ 0.01
Company incurred fees (in Dollars)					$ 30,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Amount due to repayment of related party (in Dollars)					$ 25,000
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans					$1,500,000
Price per warrant (in Dollars per share)					$ 1.50
Andrew Wallace [Member]
Related Party Transactions (Details) [Line Items]
Alignment shares			50,000
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans						$1,500,000
Price per warrant (in Dollars per share)						$ 1.50
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares (in Dollars)				$ 25,000
Shares issued				8,625,000
Shares exchange			4,791,667
Cancellation of shares			5,750,000
Sponsor transferred			16,000
Alignment shares			24,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Accrued expenses (in Dollars)		$ 300,000
Independent Directors [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares			50,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares (in Dollars)
Shares issued
Price per share (in Dollars per share)					$ 12.00	$ 12.00